Guarantor/Non-Guarantor Condensed Consolidated Financial Information - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 25,613				$ 27,227				$ 20,818	$ 26,695
Accounts receivable, net	172,604				175,293
Receivable due from ESOP Trust	930				1,129
Prepaid expenses and other current assets	4,483				5,448
Total current assets	203,630	211,464	223,550	203,722	209,097	211,266	200,703	205,819
Property, plant and equipment, net	9,668				10,605
Intangible assets, net	2,040				5,242
Goodwill	398,921				398,921
Other assets	10,367				11,431
Total assets	624,626				635,296
Current liabilities:
Interest payable	17,758				17,658
Trade accounts payable	61,622				44,793
Accrued liabilities	39,393				52,460
Accrued payroll and related liabilities	37,954				39,926
Billings in excess of costs revenue earned	4,334				2,666
Total current liabilities	161,061	167,253	171,700	157,168	157,503	166,520	152,200	166,226
Secured Notes	322,286				306,502
Unsecured Notes	233,832				242,923
Accrued compensation and benefits, excluding current portion	5,736				5,905
Non-current portion of lease obligations	12,821				12,364
Deferred income taxes	58,130				51,156
Commitments and contingencies
Redeemable common stock	61,895				110,740
Common stock warrants	20,785				20,785
Accumulated other comprehensive loss	130				(149)
Accumulated surplus (deficit)	(252,050)				(272,433)
Total liabilities, redeemable common stock and stockholder's deficit	624,626				635,296
Parent [Member]
Current assets:
Cash and cash equivalents	25,617				27,271				20,844	26,770
Accounts receivable, net	169,304				172,365
Receivable due from ESOP Trust	930				1,129
Prepaid expenses and other current assets	4,449				5,378
Total current assets	200,300				206,143
Property, plant and equipment, net	9,139				10,064
Intangible assets, net	2,040				5,242
Goodwill	398,921				398,921
Investment in subsidiaries	28,420				27,994
Intercompany receivables	1,906				1,438
Other assets	10,363				11,427
Total assets	651,089				661,229
Current liabilities:
Interest payable	17,758				17,658
Trade accounts payable	61,563				44,582
Accrued liabilities	39,169				52,265
Accrued payroll and related liabilities	37,404				39,305
Billings in excess of costs revenue earned	4,250				2,656
Total current liabilities	160,144				156,466
Intercompany payables	27,826				27,476
Secured Notes	322,286				306,502
Unsecured Notes	233,832				242,923
Accrued compensation and benefits, excluding current portion	5,736				5,905
Non-current portion of lease obligations	12,374				11,858
Deferred income taxes	58,130				51,156
Commitments and contingencies
Redeemable common stock	61,895				110,740
Common stock warrants	20,785				20,785
Accumulated other comprehensive loss	130				(149)
Accumulated surplus (deficit)	(252,049)				(272,433)
Total liabilities, redeemable common stock and stockholder's deficit	651,089				661,229
Guarantor Companies [Member]
Current assets:
Cash and cash equivalents	(24)				(44)				(26)	(74)
Accounts receivable, net	2,735				2,783
Prepaid expenses and other current assets	188				70
Total current assets	2,899				2,809
Property, plant and equipment, net	525				529
Intercompany receivables	27,828				27,475
Total assets	31,252				30,813
Current liabilities:
Trade accounts payable	58				201
Accrued liabilities	144				190
Accrued payroll and related liabilities	517				589
Billings in excess of costs revenue earned	84				6
Total current liabilities	803				986
Intercompany payables	153
Non-current portion of lease obligations	447				506
Commitments and contingencies
Common stock of subsidiaries	4,084				4,084
Accumulated surplus (deficit)	25,765				25,237
Total liabilities, redeemable common stock and stockholder's deficit	31,252				30,813
Non-Guarantor Companies [Member]
Current assets:
Cash and cash equivalents	20									(1)
Accounts receivable, net	565				145
Prepaid expenses and other current assets	(154)
Total current assets	431				145
Property, plant and equipment, net	4				12
Other assets	4				4
Total assets	439				161
Current liabilities:
Trade accounts payable	1				10
Accrued liabilities	80				5
Accrued payroll and related liabilities	33				32
Billings in excess of costs revenue earned					4
Total current liabilities	114				51
Intercompany payables	1,754				1,437
Commitments and contingencies
Common stock of subsidiaries	9
Accumulated surplus (deficit)	(1,438)				(1,327)
Total liabilities, redeemable common stock and stockholder's deficit	439				161
Eliminations [Member]
Current assets:
Investment in subsidiaries	(28,420)				(27,994)
Intercompany receivables	(29,734)				(28,913)
Total assets	(58,154)				(56,907)
Current liabilities:
Intercompany payables	(29,733)				(28,913)
Commitments and contingencies
Common stock of subsidiaries	(4,093)				(4,084)
Accumulated surplus (deficit)	(24,328)				(23,910)
Total liabilities, redeemable common stock and stockholder's deficit	$ (58,154)				$ (56,907)